UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: September 30, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       McDonnell Investment Management, Inc.
Address:    1515 West 22nd Street
            Oak Brook, IL 60523


13F File Number: 028-10377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       Paul Carter
Title      Compliance Officer
Phone      (630) 684-8646
Signature, Place, and Date of Signing:

_/s/_Paul_Carter_ in Chicago, IL on 11/03/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  117
Form 13F Information Table Value Total (x 1000): 124,639


List of Other Included Managers:
No.    13F File Number:      Name:

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------
AOL TIME WARNER			COMMON STK	00184A105   1,129   74,700   SH		Sole			 	 74,700
ABBOTT LABORATORIES		COMMON STK	002824100     998   23,450   SH		Sole			  	 23,450
ALTRIA GROUP INC		COMMON STK	02209S103     608   13,875   SH		Sole				 13,875
AMERICAN EXPRESS COMPANY	COMMON STK	025816109   1,048   23,250   SH		Sole			  	 23,250
AMERICAN INTERNATIONAL GROUP	COMMON STK	026874107   1,969   34,125   SH		Sole			  	 34,125
AMGEN INC			COMMON STK	031162100   1,487   23,050   SH		Sole			 	 23,050
ANADARKO PETROLEUM CORP		COMMON STK	032511107     271    6,500   SH		Sole			   	  6,500
APACHE CORP			COMMON STK	037411105     246    3,551   SH		Sole			   	  3,551
APPLIED MATERIALS INC		COMMON STK	038222105   1,014   55,950   SH		Sole			  	 55,950
BANK OF AMERICA CORP		COMMON STK	060505104     983   12,600   SH		Sole			 	 12,600
BANK ONE CORP			COMMON STK	06423A103     771   19,950   SH		Sole			  	 19,950
BELLSOUTH CORP			COMMON STK	079860102     896   37,825   SH		Sole			  	 37,825
BOEING CO			COMMON STK	097023105     774   22,550   SH		Sole			  	 22,550
BOSTON SCIENTIFIC CORP		COMMON STK	101137107     456    7,150   SH		Sole			  	  7,150
BRISTOL-MYERS SQUIBB CO		COMMON STK	110122108     897   34,950   SH		Sole			  	 34,950
BURLINGTON RESOURCES INC	COMMON STK	122014103     822   17,050   SH		Sole			  	 17,050
CARDINAL HEALTH INC		COMMON STK	14149Y108     733   12,550   SH		Sole			  	 12,550
CISCO SYSTEMS INC		COMMON STK	17275R102   2,198  112,175   SH		Sole			 	112,175
CITIGROUP INC			COMMON STK	172967101   2,830   62,175   SH		Sole			 	 62,175
CLEAR CHANNEL			COMMON STK	184502102     669   17,475   SH		Sole			  	 17,475
COCA-COLA CO			COMMON STK	191216100   1,200   27,925   SH		Sole			  	 27,925
COMCAST CORP			COMMON STK	20030N101   1,118   36,268   SH		Sole			  	 36,268
COMERICA INC			COMMON STK	200340107     806   17,300   SH		Sole			  	 17,300
DELL COMPUTER			COMMON STK	24702R101   1,468   43,925   SH		Sole			  	 43,925
DEVON ENERGY CORPORATION	COMMON STK	25179M103     810   16,800   SH		Sole			  	 16,800
THE WALT DISNEY CO.		COMMON STK	254687106     873   43,300   SH		Sole			  	 43,300
DOW CHEMICAL			COMMON STK	260543103     231    7,100   SH		Sole			  	  7,100
DU PONT (E.I.) DE NEMOURS	COMMON STK	263534109     800   20,000   SH		Sole			  	 20,000
DUKE POWER			COMMON STK	264399106     637   35,750   SH		Sole			  	 35,750
EBAY INC			COMMON STK	278642103     802   14,950   SH		Sole			 	 14,950
EMERSON ELECTRIC CO		COMMON STK	291011104     869   16,500   SH		Sole			 	 16,500
ENTERPRISE CAP TRUST I		PREFER STK	293701207      25    1,000   SH		Sole			  	  1,000
EQUITY RESIDENTIAL PROPS TR	COMMON STK	29476L107     998   34,100   SH		Sole			  	 34,100
EXXON MOBIL			COMMON STK	30231G102   2,373   64,825   SH		Sole			  	 64,825
FEDERAL HOME LOAN MG		COMMON STK	313400301     766   14,625   SH		Sole			  	 14,625
FANNIE MAE			COMMON STK	313586109     997   14,200   SH		Sole			 	 14,200
FEDEX CORPORATION		COMMON STK	31428X106     747   11,600   SH		Sole			  	 11,600
FIRST DATA CORP			COMMON STK	319963104     888   22,225   SH		Sole			 	 22,225
FIRSTENERGY CORP		COMMON STK	337932107     386   12,100   SH		Sole			  	 12,100
FLEET BOSTON FINANCIAL		COMMON STK	339030108     908   30,100   SH		Sole			 	 30,100
FOREST LABORATORIES INC		COMMON STK	345838106     702   13,650   SH		Sole			 	 13,650
GANNETT CO			COMMON STK	364730101     620    8,000   SH		Sole		  	  	  8,000
GENERAL ELECTRIC CO.		COMMON STK	369604103   3,535  118,575   SH		Sole				118,575
GENERAL MOTORS			COMMON STK	370442105     861   21,025   SH		Sole			  	 21,025
GENUINE PARTS			COMMON STK	372460105     825   25,800   SH		Sole			  	 25,800
GILLETTE COMPANY		COMMON STK	375766102     222    6,950   SH		Sole			  	  6,950
GLACIER WATER TRUST 1		PREFER STK	376398202      25    1,000   SH		Sole			  	  1,000
GOLDMAN SACHS GROUP INC		COMMON STK	38141G104   1,047   12,475   SH		Sole			  	 12,475
HARLEY-DAVIDSON INC		COMMON STK	412822108      14      300   SH		Sole			  	    300
HEWLETT-PACKARD CO.		COMMON STK	428236103   1,141   58,950   SH		Sole			 	 58,950
HOME DEPOT INC			COMMON STK	437076102   1,178   36,975   SH		Sole			 	 36,975
HONEYWELL INTERNATIONAL INC	COMMON STK	438516106     762   28,900   SH		Sole			 	 28,900
ILLINOIS TOOL WORKS		COMMON STK	452308109     845   12,750   SH		Sole			 	 12,750
INTEL CORP			COMMON STK	458140100   2,856  103,775   SH		Sole				103,775
INTL BUSINESS MACHINES CORP	COMMON STK	459200101   2,263   25,625   SH		Sole			  	 25,625
INT'L PAPER			COMMON STK	460146103     728   18,650   SH		Sole			  	 18,650
JP MORGAN CHASE & CO		COMMON STK	46625H100   1,286   37,475   SH		Sole			 	 37,475
JOHNSON & JOHNSON		COMMON STK	478160104   1,786   36,075   SH		Sole			 	 36,075
KERR MCGEE			COMMON STK	492386107     907   20,325   SH		Sole			  	 20,325
KNIGHT RIDDER INC		COMMON STK	499040103     390    5,850   SH		Sole			  	  5,850
KOHLS CORP			COMMON STK	500255104     722   13,500   SH		Sole			 	 13,500
KROGER CO			COMMON STK	501044101     776   43,450   SH		Sole			 	 43,450
LILLY (ELI) & CO		COMMON STK	532457108     965   16,250   SH		Sole				 16,250
LOEWS CORP			COMMON STK	540424108     853   21,125   SH		Sole				 21,125
LOWES COS INC                 	COMMON STK	548661107     898   17,310   SH		Sole				 17,310
MBNA CORP			COMMON STK	55262L100     242   10,600   SH		Sole			  	 10,600
MARSH & MCLENNAN COS		COMMON STK	571748102     686   14,400   SH		Sole			 	 14,400
MARSHALL & ILSLEY CORP		COMMON STK	571834100     860   27,300   SH		Sole			 	 27,300
MARRIOTT INTERNATIONAL-CL A	COMMON STK	571903202     901   20,950   SH		Sole			 	 20,950
MAY DEPT STORES CO		COMMON STK	577778103     994   40,350   SH		Sole			 	 40,350
MCDONALDS CORPORATION		COMMON STK	580135101   1,153   49,000   SH		Sole			 	 49,000
MCGRAW-HILL COMPANIES INC	COMMON STK	580645109     944   15,200   SH		Sole			 	 15,200
MEDTRONIC INC			COMMON STK	585055106   1,018   21,700   SH		Sole			 	 21,700
MERCK & CO.			COMMON STK	589331107   1,438   28,400   SH		Sole			 	 28,400
MERRILL LYNCH & CO		COMMON STK	590188108   1,178   22,000   SH		Sole			 	 22,000
METLIFE INC			COMMON STK	59156R108     210    7,500   SH		Sole			 	  7,500
MICROSOFT CORP			COMMON STK	594918104   4,089  147,100   SH		Sole				147,100
NISOURCE INC			COMMON STK	65473P105     886   44,350   SH		Sole			  	 44,350
NORTHERN TRUST CORP		COMMON STK	665859104     822   19,400   SH		Sole			 	 19,400
OCCIDENTAL PETROLEUM CORP	COMMON STK	674599105     570   16,175   SH		Sole			 	 16,175
ORACLE CORPORATION		COMMON STK	68389X105   1,128  100,225   SH		Sole				100,225
PPL CORP			COMMON STK	69351T106     376    9,175   SH		Sole				  9,175
PEPSICO				COMMON STK	713448108   1,083   23,625   SH		Sole			 	 23,625
PFIZER INC			COMMON STK	717081103   3,029   99,720   SH		Sole			 	 99,720
PRAXAIR				COMMON STK	74005P104     142    2,300   SH		Sole			 	  2,300
T ROWE PRICE GROUP INC		COMMON STK	74144T108     943   22,850   SH		Sole			 	 22,850
PROCTER & GAMBLE CO		COMMON STK	742718109     986   10,625   SH		Sole			 	 10,625
PRUDENTIAL FINANCIAL INC	COMMON STK	744320102     891   23,850   SH		Sole			 	 23,850
QUALCOMM			COMMON STK	747525103     807   19,375   SH		Sole			 	 19,375
REGIONS FINANCIAL		COMMON STK	758940100     176    5,125   SH		Sole			 	  5,125
SBC COMMUNICATIONS INC		COMMON STK	78387G103   1,108   49,805   SH		Sole			 	 49,805
S & P 500 DEPOSITARY RECEIPT	COMMON STK	78462F103  11,879  118,850   SH		Sole				118,850
ST. PAUL COMPANIES		COMMON STK	792860108     800   21,600   SH		Sole			 	 21,600
SCHLUMBERGER LTD		COMMON STK	806857108     594   12,275   SH		Sole			 	 12,275
STATE STREET CORP		COMMON STK	857477103     531   11,800   SH		Sole			 	 11,800
SYNOVUS FINANCIAL CORP		COMMON STK	87161C105     948   37,950   SH		Sole			 	 37,950
SYSCO				COMMON STK	871829107     780   23,850   SH		Sole			 	 23,850
TARGET CORP			COMMON STK	87612E106     888   23,600   SH		Sole			 	 23,600
TEXAS INSTRUMENTS INC		COMMON STK	882508104   1,064   46,675   SH		Sole			 	 46,675
3M CO				COMMON STK	88579Y101     691   10,000   SH		Sole			 	 10,000
TRIBUNE CO			COMMON STK	896047107     652   14,200   SH		Sole			 	 14,200
US BANCORP			COMMON STK	902973304     888   37,000   SH		Sole			 	 37,000
UNITED PARCEL SERVICE INC	COMMON STK	911312106   1,042   16,325   SH		Sole				 16,325
UNITED TECHNOLOGIES CORP	COMMON STK	913017109     910   11,775   SH		Sole			 	 11,775
UNITEDHEALTH GROUP INC		COMMON STK	91324P102     503   10,000   SH		Sole			 	 10,000
VANGUARD 500 INDEX FUND		COMMON STK	922908108     939   10,206   SH		Sole				 10,206
VANGUARD 500 INDEX FUND		COMMON STK	922908710     357    3,876   SH		Sole			  	  3,876
VERIZON COMMUNICATIONS		COMMON STK	92343V104   1,346   41,500   SH		Sole			 	 41,500
VIACOM 'B'			COMMON STK	925524308   1,058   27,620   SH		Sole			 	 27,620
WACHOVIA CORP			COMMON STK	929903102     663   16,100   SH		Sole			 	 16,100
WAL-MART STORES			COMMON STK	931142103   2,712   48,550   SH		Sole				 48,550
WALGREEN CO			COMMON STK	931422109     356   11,625   SH		Sole			 	 11,625
WELLS FARGO			COMMON STK	949746101     753   14,625   SH		Sole			 	 14,625
WEYERHAEUSER CO			COMMON STK	962166104     785   13,425   SH		Sole			 	 13,425
WHIRLPOOL CORP			COMMON STK	963320106     183    2,700   SH		Sole			 	  2,700
WYETH				COMMON STK	983024100   1,008   21,875   SH		Sole			 	 21,875
INGERSOLL-RAND CO - CL A	COMMON STK	G4776G101     941   17,600   SH		Sole			 	 17,600


</SEC-DOCUMENT>